Stock Option Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 14, 2009	Apr. 13, 2009	Apr. 30, 1999	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Percentage of common stock shares issued and outstanding			5.00%
Stock option expiration period				10 years
Percentage of the fair market value of the common stock on the grant date				100.00%
The weighted average fair value at the grant date of options granted (in dollars per share)				$ 12.72	$ 13.41	$ 13.03
The total intrinsic value of options exercised				$ 129	$ 99	$ 109
Total unrecognized cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans				$ 234
Weighted-average period for recognition of unrecognized costs				6 years 6 months
1999 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued			200,000
Stock Option Plan expiration date		Apr. 13, 2009
2009 Stock Option Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Common stock, shares issued				75,000
Stock Option Plan effective date	Apr. 14, 2009
Options granted to employees (in shares)				41,000